WARRANT LIABILITY (Details)	6 Months Ended
Dec. 31, 2020 USD ($) D $ / shares
Class of Warrant or Right [Line Items]
Threshold maximum period for filing registration statement after business combination | $	$ 15
Threshold period for registration statement to be effective after which warrants can be exercised on a cashless basis | D	60
Newly Issued Price (in dollars per share)	$ 9.20
Threshold minimum percentage of gross proceeds on total equity proceeds (as a percent)	60.00%
Threshold trading days for calculating Market Value | D	20
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%
Redemption of Warrants when price per share of Class A common stock equals or exceeds $18.00
Class of Warrant or Right [Line Items]
Newly Issued Price (in dollars per share)	$ 18.00
Adjustment of redemption price of stock based on market value and newly issued price (as a percent)	180.00%
Public Warrants
Class of Warrant or Right [Line Items]
Warrants exercisable term after the completion of a business combination	30 days
Warrants exercisable term from the closing of the public offering	12 months
Public Warrants expiration term	5 years
Public Warrants | Redemption of Warrants when price per share of Class A common stock equals or exceeds $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Threshold trading days for redemption of public warrants | D	20
Threshold consecutive trading days for redemption of public warrants | D	30
Public Warrants | Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00
Redemption price per public warrant (in dollars per share)	$ 0.10
Minimum threshold written notice period for redemption of public warrants	30 days
Private Placement Warrants
Class of Warrant or Right [Line Items]
Threshold consecutive trading days for redemption of public warrants | D	30